UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Percentage of total assets	2.08%	2.05%
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	$ 6,279,287	$ 6,059,447
Grupo Aval's maximum exposure	6,279,287	6,059,447
Unconsolidated structured entities [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	6,247,125	6,029,585
Unconsolidated structured entities [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	32,162	29,862
Managed funds [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	3,711,655	4,457,150
Grupo Aval's maximum exposure	3,711,655	4,457,150
Managed funds [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	3,680,026	4,427,288
Managed funds [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	31,629	29,862
Funds managed by other entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	2,567,632	1,602,297
Grupo Aval's maximum exposure	2,567,632	1,602,297
Funds managed by other entities [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	2,567,099	$ 1,602,297
Funds managed by other entities [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	$ 533